Schedule of Non controlling Interest (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance, January 1, 2025	$ 6,288
Income loss attributable to non-controlling interest	(156)	$ 53
Balance, June 30, 2025	6,132
Noncontrolling [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance, January 1, 2025	6,288
Balance, June 30, 2025	6,132
Noncontrolling [Member] | DRYKON MARITIME Corp. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Income loss attributable to non-controlling interest	51
Noncontrolling [Member] | Accuship Maritime Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Income loss attributable to non-controlling interest	$ (207)